Financial Assets and Liabilities - Summary of Trade and Other Receivables (Parenthetical) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 10, 2018	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Receivable from financing agreement		$ 38,950
Net proceeds from financing facility, recognized in cash and cash equivalents		31,704
NovaQuest
Disclosure Of Financial Assets And Liabilities [Line Items]
Receivable from financing agreement		$ 39,000
NovaQuest | Financing Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Net proceeds from financing facility, recognized in cash and cash equivalents	$ 39,000